Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2016		Mar. 31, 2015
Schedule of Investments [Line Items]
Held-to-maturity, Cost		¥ 10,893		¥ 5,531
Held-to-maturity, Fair value		10,996		5,577
Total Cost		242,212		227,884
Total Gross unrealized gains		186,039		234,394
Total Gross unrealized losses		848		1,762
Total Fair value		427,403		460,516
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost		145,893		153,933
Available-for-sale, Gross unrealized gains		184,204		232,814
Available-for-sale, Gross unrealized losses		667		1,425
Available-for-sale, Fair value		329,430		385,322
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost		85,426		68,420
Available-for-sale, Gross unrealized gains		1,730		1,534
Available-for-sale, Gross unrealized losses		179		337
Available-for-sale, Fair value		86,977		69,617
Commercial Paper
Schedule of Investments [Line Items]
Held-to-maturity, Cost		5,432	[1]	¥ 802	[2]
Held-to-maturity, Gross unrealized losses	[2]
Held-to-maturity, Fair value		5,432	[1]	¥ 802	[2]
Other Debt Securities
Schedule of Investments [Line Items]
Held-to-maturity, Cost		5,461		4,729
Held-to-maturity, Gross unrealized gains		105		¥ 46
Held-to-maturity, Gross unrealized losses		2
Held-to-maturity, Fair value		¥ 5,564		¥ 4,775

[1]	Commercial paper are included in "Cash and cash equivalents" totaling ¥433 million and "Short-term investments" totaling ¥4,999 million.
[2]	Commercial paper are included in "Cash and cash equivalents" totaling ¥802 million.